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AXS Multi-Strategy Alternatives Fund
AXS Multi-Strategy Alternatives Fund
Investment Objectives
The investment objective of the AXS Multi-Strategy Alternatives Fund (the “Fund”) is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Multi-Strategy Alternatives Fund - USD ($)	Investor Class [1]	Class I Shares
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15
[1]	Previously Class R-1.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Multi-Strategy Alternatives Fund		Investor Class [1]	Class I Shares
Management fees		1.00%	1.00%
Distribution (Rule 12b-1) fees		0.25%	none
Other expenses		1.19%	1.19%
Acquired fund fees and expenses		0.15%	0.15%
Total annual fund operating expenses	[2]	2.59%	2.34%
Fee waivers and expense reimbursement	[3]	(0.76%)	(0.68%)
Total annual fund operating expenses after fee waivers and expense reimbursement	[2],[3]	1.83%	1.66%
[1]	Previously Class R-1.
[2]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.68% and 1.51% of the average daily net assets of Investor Class shares and Class I shares of the Fund, respectively. This agreement is in effect until January 31, 2025, and may be terminated before that date only by the Trust’s Board of Trustees. Any reduction in advisory fees or payment of the Fund’s expenses made by the advisor in a fiscal year may be reimbursed by the Fund for a period ending three full years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the advisor and will not include any amounts previously reimbursed to the Advisor by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts and no reimbursement may cause the total operating expenses paid by the Fund in a fiscal year to exceed the applicable limitation on Fund expenses. The Fund must pay current ordinary operating expenses before the advisor is entitled to any reimbursement of fees and/or Fund expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Investor Class shares or Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AXS Multi-Strategy Alternatives Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	186	733	1,307	2,868
Class I Shares	169	665	1,189	2,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 410% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a flexible investment strategy, meaning it has the freedom to invest globally in companies of all sizes and in all sectors, long or short, in equities, fixed income, certain derivatives, and cash. It is not restricted to any “style box” (e.g., large cap growth or small cap value). To achieve its investment objectives, the Fund invests principally in domestic and foreign equity securities (common stock and depositary receipts), exchange-traded funds (“ETFs”), swaps, futures and options. The Fund may have investment exposure to a broad range of markets that are economically tied to U.S. and foreign markets (including emerging markets).

In selecting securities for the Fund’s portfolio, the Fund’s investment advisor focuses on the broad macroeconomic environment — specifically whether the equity market offers the potential for acceptable risk-adjusted returns. If so, the Fund typically invests in equities. If not, the Fund employs a market neutral strategy (a form of hedging that aims to generate returns that are independent or uncorrelated with the direction of the stock market) with respect to its equity holdings and/or invests in asset classes, including but not limited to fixed income securities of any maturity and credit quality, derivatives, and/or cash equivalents, that are not correlated with the stock market. Rules-based, quantitative systems are used to measure market risk and select individual securities.

AXS utilizes all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical and quantitative analysis. AXS uses rules-based quantitative models that apply systematic research to provide buy and sell signals. AXS adjusts the Fund’s market exposure depending on how clearly its research reflects the market’s direction. AXS then bases its investment decisions quantitatively on a wide array of fundamental and technical factors. Fundamental factors include measures such as earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume.

The Fund may sell equity securities short in amounts equal to up to 50% of its net assets if AXS believes the value of the equity securities are likely to depreciate in value. In addition, the Fund may purchase and sell futures contracts, and may purchase and sell options on securities, securities indexes, and futures contracts. These types of investments produce economically “leveraged” investment results. To hedge the Fund’s short positions, the Fund may buy call options, which gives the Fund the right to buy a stock it has sold short at a predetermined price. Similarly, the Fund may sell futures to hedge a portion of the Fund’s long positions.

As a part of its investment strategy and during periods in which the Fund has limited market exposure, the Fund may invest in money market funds or other short-term interest-bearing instruments. In pursuing its investment objectives, the Fund may engage in frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Wilshire Liquid Alternative Global Macro Index TR, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund acquired the assets and liabilities of the KCM Macro Trends Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), on October 18, 2019. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 18, 2019, reflect the performance of the Predecessor Fund.

Calendar-Year Total Return (before taxes) for Investor Class Shares

For each calendar year at NAV

Investor Class Shares
Highest Calendar Quarter Return at NAV	10.42%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(15.35)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for Periods Ended December 31, 2023)
Average Annual Returns - AXS Multi-Strategy Alternatives Fund	Label	One Year		Five Years		Ten Years		Since Inception		Inception Date
Investor Class	Return Before Taxes	14.90%		6.08%		5.45%				Mar. 20, 2017
Class I Shares	Return Before Taxes	15.10%		6.27%				6.46%		Mar. 20, 2017
Return After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	14.58%		4.30%		2.91%
Return After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	8.98%	[1]	4.16%	[1]	3.25%	[1]		[1]
Wilshire Liquid Alternative Global Macro Index TR (reflects no deductions for fees, expenses or taxes)	Wilshire Liquid Alternative Global Macro Index TR (reflects no deductions for fees, expenses or taxes)	(3.21%)		3.25%		1.56%		1.87%		Mar. 20, 2017
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for classes other than Investor Class shares will vary from returns shown for Investor Class shares.